Share-Based Compensation - Summary of Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	23,797,707
Number of options, Granted	6,678,796
Number of options, Exercised	(1,785,024)
Number of options, Forfeited	(474,210)
Number of options, Outstanding ending balance	28,217,269	23,797,707
Number of options, Exercisable	15,745,456
Weighted average exercise price per option, Outstanding beginning balance	$ 0.0260
Weighted average exercise price per option, Granted	0.0002
Weighted average exercise price per option, Exercised	0.0189
Weighted average exercise price per option, Forfeited	0.0002
Weighted average exercise price per option, Outstanding ending balance	0.0208	$ 0.0260
Weighted average exercise price per option, Exercisable	$ 0.0371
Weighted average remaining contractual term options outstanding	6 years 9 months 25 days	7 years 18 days
Weighted average remaining contractual life, Exercisable	5 years 4 months 2 days
Aggregated intrinsic value, Outstanding beginning balance	$ 196,370	$ 397,993
Aggregated intrinsic value, Exercisable	$ 109,317
Options classified as Equity Awards | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	11,925,083
Number of options, Granted	2,113,299
Number of options, Exercised	(1,563,979)
Number of options, Forfeited	(2,505,598)
Number of options, Outstanding ending balance	9,968,805	11,925,083
Number of options, Exercisable	6,166,096
Weighted average exercise price per option, Outstanding beginning balance	$ 2.1490
Weighted average exercise price per option, Granted	3.2235
Weighted average exercise price per option, Exercised	0.1219
Weighted average exercise price per option, Forfeited	2.8059
Weighted average exercise price per option, Outstanding ending balance	2.5297	$ 2.1490
Weighted average exercise price per option, Exercisable	$ 1.9210
Weighted average remaining contractual term options outstanding	6 years 11 months 23 days	7 years 4 months 24 days
Weighted average remaining contractual life, Exercisable	6 years 1 month 6 days
Aggregated intrinsic value, Outstanding beginning balance	$ 22,035	$ 34,356
Aggregated intrinsic value, Exercisable	$ 16,994